STATEMENT OF INVESTMENTS
Growth and Income Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 108.8%
Automobiles & Components - .6%
General Motors	16,924		351,681
Banks - 4.3%
Bank of America	27,845		591,149
Citigroup	9,082		382,534
JPMorgan Chase & Co.	13,859		1,247,726
U.S. Bancorp	10,250		353,113
			2,574,522
Capital Goods - 8.4%
AMETEK	5,347		385,091
Eaton	4,633		359,938
Ingersoll Rand	25,026	[a]	620,645
L3Harris Technologies	2,375		427,785
Northrop Grumman	468		141,593
Quanta Services	9,168		290,901
Rockwell Automation	3,259		491,816
Trane Technologies	8,634		713,082
United Technologies	12,878		1,214,782
W.W. Grainger	1,367		339,700
			4,985,333
Consumer Durables & Apparel - .5%
Lennar, Cl. A	7,217		275,689
Consumer Services - 2.0%
Las Vegas Sands	6,230		264,588
McDonald's	3,408		563,513
Wynn Resorts	6,259	[b]	376,729
			1,204,830
Diversified Financials - 8.1%
Berkshire Hathaway, Cl. B	7,030	[a]	1,285,295
Capital One Financial	2,776		139,966
LPL Financial Holdings	5,239		285,159
Morgan Stanley	20,224		687,616
S&P Global	2,475		606,499
State Street	3,574		190,387
The Charles Schwab	7,550	[b]	253,831
The Goldman Sachs Group	5,558		859,211
Voya Financial	13,141		532,868
			4,840,832
Energy - 3.0%
ConocoPhillips	11,380		350,504

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 108.8% (continued)
Energy - 3.0% (continued)
Hess	15,478		515,417
Marathon Petroleum	15,819		373,645
Phillips 66	6,314		338,746
Pioneer Natural Resources	3,254		228,268
			1,806,580
Food & Staples Retailing - .7%
Walmart	3,947		448,458
Food, Beverage & Tobacco - 3.2%
Archer-Daniels-Midland	10,304		362,495
Conagra Brands	4,474		131,267
PepsiCo	9,545		1,146,354
Philip Morris International	3,321		242,300
			1,882,416
Health Care Equipment & Services - 8.4%
Alcon	6,332	[a,b]	321,792
Anthem	3,748		850,946
Becton Dickinson & Co.	2,550		585,913
Boston Scientific	16,309	[a]	532,163
CVS Health	4,451		264,078
DexCom	1,433	[a]	385,864
Humana	840		263,777
Intuitive Surgical	1,108	[a]	548,693
Masimo	1,999	[a]	354,063
Medtronic	10,235		922,992
			5,030,281
Household & Personal Products - .6%
Colgate-Palmolive	5,267		349,518
Insurance - 2.4%
American International Group	11,112		269,466
Assurant	4,373		455,186
Chubb	4,305		480,825
Willis Towers Watson	1,356		230,317
			1,435,794
Materials - 4.7%
CF Industries Holdings	32,096		873,011
Dow	3,972		116,141
Freeport-McMoRan	41,091		277,364
Louisiana-Pacific	10,880		186,918
Martin Marietta Materials	2,625		496,729
Newmont	4,598		208,197
The Mosaic Company	13,256		143,430
Vulcan Materials	4,707		508,685
			2,810,475

Description	Shares		Value ($)
Common Stocks - 108.8% (continued)
Media & Entertainment - 8.3%
Alphabet, Cl. A	850	[a]	987,657
Alphabet, Cl. C	1,459	[a]	1,696,540
Facebook, Cl. A	8,231	[a]	1,372,931
Omnicom Group	4,384	[b]	240,682
Pinterest, Cl. A	17,006	[a]	262,573
Twitter	16,056	[a]	394,335
			4,954,718
Pharmaceuticals Biotechnology & Life Sciences - 8.8%
AbbVie	15,387		1,172,335
Biogen	1,471	[a]	465,395
Bristol-Myers Squibb	5,343		297,819
Eli Lilly & Co.	6,966		966,324
Merck & Co.	14,466		1,113,014
Sarepta Therapeutics	3,625	[a,b]	354,598
Vertex Pharmaceuticals	1,671	[a]	397,614
Zoetis	4,300		506,067
			5,273,166
Real Estate - .5%
Outfront Media	12,364	[b,c]	166,667
Weyerhaeuser	6,675	[c]	113,141
			279,808
Retailing - 6.5%
Amazon.com	1,510	[a]	2,944,077
Lowe's	11,058		951,541
			3,895,618
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices	14,972	[a]	680,927
Applied Materials	21,690		993,836
Broadcom	637		151,033
Intel	11,516		623,246
Microchip Technology	8,261	[b]	560,096
NVIDIA	3,957		1,043,065
Qualcomm	4,329		292,857
			4,345,060
Software & Services - 17.2%
HubSpot	2,106	[a]	280,498
International Business Machines	2,095		232,398
Microsoft	24,487		3,861,845
PayPal Holdings	7,369	[a]	705,508
Proofpoint	3,976	[a]	407,898
salesforce.com	6,027	[a]	867,767
ServiceNow	2,717	[a]	778,638
Shopify, Cl. A	680	[a]	283,512
Splunk	4,601	[a,b]	580,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 108.8% (continued)
Software & Services - 17.2% (continued)
Square, Cl. A		6,053	[a]	317,056
Twilio, Cl. A		3,385	[a,b]	302,924
Visa, Cl. A		10,036	[b]	1,617,000
				10,235,828
Technology Hardware & Equipment - 8.0%
Apple		11,132		2,830,756
Cisco Systems		6,595		259,249
Cognex		12,225		516,139
Corning		17,368		356,739
Western Digital		9,850		409,957
Zebra Technologies, Cl. A		2,032	[a]	373,075
				4,745,915
Telecommunication Services - .6%
AT&T		11,951		348,372
Transportation - 2.1%
Delta Air Lines		9,504		271,149
Union Pacific		6,877		969,932
				1,241,081
Utilities - 2.6%
Clearway Energy, Cl. C		8,277		155,608
NextEra Energy		2,228		536,101
PPL		34,483		851,040
				1,542,749
Total Common Stocks (cost $61,458,489)				64,858,724

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell 1000 Value ETF (cost $243,904)		2,615	[b]	259,356
	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,011,533)	0.40	1,011,533	[d]	1,011,533

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $266,693)	0.40	266,693	[d]	266,693
Total Investments (cost $62,980,619)		111.4%		66,396,306
Liabilities, Less Cash and Receivables		(11.4%)		(6,788,912)
Net Assets		100.0%		59,607,394

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $4,621,397 and the value of the collateral was $4,906,455, consisting of cash collateral of $266,693 and U.S. Government & Agency securities valued at $4,639,762.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Growth and Income Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	64,858,724	-	-	64,858,724
Exchange-Traded Funds	259,356	-	-	259,356
Investment Companies	1,278,226	-	-	1,278,226

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized appreciation on investments was $3,415,687, consisting of $12,483,758 gross unrealized appreciation and $9,068,071 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.